Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,507,180		$ 4,217,642	$ 3,999,160
EL %	0.11%		0.08%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,958		$ 3,303	2,402
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,548,931		$ 3,307,328	3,114,024
EL %	0.08%		0.02%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,000	$ 1,971	$ 783	207	$ 65	$ 100
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 958,249		$ 910,314	885,136
EL %	0.20%		0.28%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,958	2,262	$ 2,520	2,195	2,321	2,413
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 4,250,345		$ 4,031,800
EL %	0.09%		0.07%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,760		$ 2,996	2,093
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,528,735		$ 3,294,675
EL %	0.07%		0.02%
Stage 1 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,360	1,911	$ 783	207	65	100
Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 721,610		$ 737,125
EL %	0.19%		0.30%
Stage 1 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,400	1,772	$ 2,213	1,886	1,845	1,845
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 225,653		$ 185,774
EL %	0.52%		0.16%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,168		$ 306	309
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 19,846		$ 12,653
EL %	3.08%		0.00%
Stage 2 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 611	4	$ 0	0	0	0
Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 205,807		$ 173,121
EL %	0.27%		0.18%
Stage 2 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 557	488	$ 306	309	476	568
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Principal amount	$ 31,182		$ 68
EL %	0.10%		1.47%
Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 30		$ 1	0
Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 351		$ 0
EL %	8.27%		0.00%
Financial instruments credit-impaired [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 29	56	$ 0	0	0	0
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 30,832		$ 68
EL %	0.00%		1.47%
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	$ 2	$ 1	$ 0	$ 0	$ 0